Stock Option and bonus plans (Details 1) - Equity Option [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable, Weighted Average Exercise Price	$ 1.50
Outstanding, Number	425,000
Outstanding, Weighted Average Remaining Life	3 years
Exercisable, Number	425,000	425,000